Convertible Preferred Stock Warrant (Changes in Fair Value of Companies Level 3 Financial Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of convertible preferred stock warrant, beginning balance	$ 949
Change in fair value of the convertible preferred stock warrant liability	1,208
Fair value of convertible preferred stock warrant liability, ending balance	2,157
Scenario, Previously Reported
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of convertible preferred stock warrant, beginning balance	431
Change in fair value of the convertible preferred stock warrant liability	$ 518